INVESTMENTS, The Maturities and Annual Market Rates of Debts Instruments Investments at Fair Value (Details ) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Investment transactions [Abstract]
Nominal amount	S/ 99,017,564	S/ 65,749,481
Cash Flow Hedges [Member]
Investment transactions [Abstract]
Nominal amount	76,400	75,400	$ 20.3	$ 20.3
Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	S/ 2,789,646	S/ 2,633,745
United States [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	42.20%	40.20%
Peru [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	33.20%	34.20%
Chile [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	3.60%
Colombia [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		4.30%
Other Countries [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	21.00%	21.30%
Repurchase Agreement [Member]
Investment transactions [Abstract]
Investments in equity instruments designated at fair value through other comprehensive income	S/ 5,934,500	S/ 4,269,900
Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2025 / Nov-2095	Jan-2024 / Nov-2095
Corporate Bonds [Member] | Cash Flow Hedges [Member] | Currency Swaps [Member]
Investment transactions [Abstract]
Nominal amount	S/ 47,000	S/ 126,600
Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2025 / Dec-2055	Jan-2024 / Feb-2055
Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2025 / Jun-2026	Jan-2024 / Dec-2024
Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Sep-2025 / Oct-2049	Sep-2025 / Sep-2045
Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Feb-2025 / Nov-2037	Jan-2024 / Nov-2037
Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Apr-2025 / Jun-2055	Apr-2024 / Aug-2045
Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Apr-2025 / Feb-2035	Apr-2024 / Feb-2035
Derivatives Held as Hedges [Member] | Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	S/ 790,400	S/ 778,900
The Soles [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.14%	3.17%	3.14%	3.17%
The Soles [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.83%	0.90%	2.83%	0.90%
The Soles [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.24%	5.42%	4.24%	5.42%
The Soles [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.99%	4.11%	3.99%	4.11%
The Soles [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
The Soles [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.81%	3.23%	3.81%	3.23%
The Soles [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.55%	0.14%	2.55%	0.14%
The Soles [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	16.62%	18.23%	16.62%	18.23%
The Soles [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.08%	6.82%	7.08%	6.82%
The Soles [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.93%	6.74%	4.93%	6.74%
The Soles [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	20.86%	29.78%	20.86%	29.78%
The Soles [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
The Soles [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.03%	9.42%	8.03%	9.42%
The Soles [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.42%	1.76%	3.42%	1.76%
US Dollars [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.90%	2.26%	3.90%	2.26%
US Dollars [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.97%	0.92%	2.97%	0.92%
US Dollars [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.17%	6.09%	5.17%	6.09%
US Dollars [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.28%	2.81%	2.28%	2.81%
US Dollars [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.50%	8.12%	7.50%	8.12%
US Dollars [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	44.18%	54.02%	44.18%	54.02%
US Dollars [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	9.95%	8.89%	9.95%	8.89%
US Dollars [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	23.94%	16.11%	23.94%	16.11%
US Dollars [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.05%	7.14%	8.05%	7.14%
US Dollars [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.67%	9.08%	7.67%	9.08%
Other Currencies [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.28%	2.98%	2.28%	2.98%
Other Currencies [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.19%	4.19%	4.19%	4.19%
Other Currencies [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.80%	5.80%	5.80%	5.80%
Other Currencies [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.53%	0.53%	0.53%	0.53%
Other Currencies [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.90%	0.25%	0.90%	0.25%
Other Currencies [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.50%	15.67%	7.50%	15.67%
Other Currencies [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.19%	4.19%	4.19%	4.19%
Other Currencies [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.00%	6.00%	6.00%	6.00%
Other Currencies [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.10%	5.74%	6.10%	5.74%
Other Currencies [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.25%	6.10%	4.25%	6.10%